Risk Management Activities, Derivatives and Financial Instruments - Textual (Details)	12 Months Ended
Dec. 31, 2016
Minimum
Derivative [Line Items]
Rolling time period over which the entity can sell energy and capacity through near-term contractual arrangements	1 year
Maximum
Derivative [Line Items]
Rolling time period over which the entity can sell energy and capacity through near-term contractual arrangements	3 years